Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Goodwill and other intangible assets	Note 21: Goodwill and other intangible assets

	Goodwill £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:[1]
At 1 January 2023	814	584	1,002	50	7,591	10,041
Exchange and other adjustments	–	–	–	–	1	1
Additions	143	1	–	180	1,474	1,798
Disposals and write-offs	–	–	–	–	(292)	(292)
At 31 December 2023	957	585	1,002	230	8,774	11,548
Exchange and other adjustments	–	–	–	–	(5)	(5)
Additions	–	–	–	–	1,246	1,246
Disposals	–	–	–	–	(208)	(208)
At 31 December 2024	957	585	1,002	230	9,807	12,581
Accumulated amortisation:
At 1 January 2023	344	204	692	50	3,627	4,917
Exchange and other adjustments	–	–	–	–	–	–
Charge for the year[2]	–	–	70	9	1,007	1,086
Disposals and write-offs	–	–	–	–	(292)	(292)
At 31 December 2023	344	204	762	59	4,342	5,711
Exchange and other adjustments	–	–	–	–	(11)	(11)
Charge for the year[2]	–	–	70	10	1,197	1,277
Disposals	–	–	–	–	(200)	(200)
At 31 December 2024	344	204	832	69	5,328	6,777
Balance sheet amount at 31 December 2024[3]	613	381	170	161	4,479	5,804
Balance sheet amount at 31 December 2023[3]	613	381	240	171	4,432	5,837
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS Accounting Standards, cost is included net of amounts amortised up to 31 December 2003.
2The charge for the year is recognised in operating expenses (note 9).
3Includes core deposit intangible of £nil, cost of £2,770 million and accumulated amortisation of £2,770 million.
Goodwill
The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash generating unit; of the total balance of £613 million (2023: £613 million), £302 million, or 49 per cent (2023:
£302 million, 49 per cent) has been allocated to the Credit card cash generating unit and £309 million, or 50 per cent (2023: £309 million, 50 per cent) has been allocated to the Motor business cash generating units, both in the Group’s Retail division.
The recoverable amount of the goodwill relating to Credit cards has been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10.5 per cent, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0 per cent. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in credit card volumes having regard to expected market conditions and competitor activity. The cash flows beyond the four-year period assume 3.5 per cent growth, which does not exceed the long-term average growth rates for the markets in which the Cards business participates. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the goodwill relating to Credit cards to fall below the balance sheet carrying value.
The recoverable amount of the goodwill relating to the Motor business is based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10.5 per cent, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0 per cent. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in sales volumes having regard to expected market conditions and competitor activity. The cash flows beyond the four-year period are extrapolated using a growth rate of 3.5 per cent which does not exceed the long-term average growth rates for the markets in which the Motor business participates. Management believes that any reasonably possible change in the key assumptions, including from the impacts of climate change or climate-related legislation, would not cause the recoverable amount of the goodwill relating to the Motor business to fall below the balance sheet carrying value.
Other intangible assets
The brand arising from the acquisition of Bank of Scotland in 2009 is recognised on the Group’s balance sheet and has been determined to have an indefinite useful life. The carrying value at 31 December 2024 was £380 million (2023: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections for a four-year period of the income generated by the Bank of Scotland cash-generating unit, a discount rate of 10.5 per cent and a future growth rate of 3.5 per cent. Management believes that any reasonably possible change in the key assumptions would not cause the recoverable amount of the Bank of Scotland brand to fall below its balance sheet carrying value.